ASSETS HELD FOR SALE (Details) - USD ($)		12 Months Ended
		Jun. 26, 2021	Jun. 27, 2020
Balance at Beginning of Period		$ 24,342,165
Impairment of Assets		(1,573,563)
Balance at End of Period		49,050,887	$ 24,342,165
Available For Sale Subsidiaries [Member]
Balance at Beginning of Period	[1]	12,066,428
Transferred In	[1]	6,614,987	12,066,428
Transferred Out	[1]
Gain (Loss) on the Sale of Assets Held for Sale	[1]	12,338,123
Proceeds from Sale	[1]	(24,750,298)
Ongoing Activity from Discontinued Operations	[1]	(6,269,240)
Impairment of Assets	[1]
Other	[1]
Balance at End of Period	[1]		12,066,428
Discontinued Operations [Member]
Balance at Beginning of Period	[2]	58,291,888	84,326,062
Transferred In	[2]
Transferred Out	[2]
Gain (Loss) on the Sale of Assets Held for Sale	[2]
Proceeds from Sale	[2]
Ongoing Activity from Discontinued Operations	[2]	(9,392,790)	(26,034,174)
Impairment of Assets	[2]
Other	[2]
Balance at End of Period	[2]	48,899,098	58,291,888
Investments [Member]
Balance at Beginning of Period
Transferred In			8,456,665
Transferred Out			(3,503,843)
Gain (Loss) on the Sale of Assets Held for Sale
Proceeds from Sale			(4,952,822)
Ongoing Activity from Discontinued Operations
Impairment of Assets
Other
Balance at End of Period
Total [Member]
Balance at Beginning of Period		70,570,716	84,326,062
Transferred In		6,614,987	27,393,926
Transferred Out			(3,503,843)
Gain (Loss) on the Sale of Assets Held for Sale		12,338,123	(1,050,833)
Proceeds from Sale		(24,750,298)	(4,952,822)
Ongoing Activity from Discontinued Operations		(15,662,030)	(26,034,174)
Impairment of Assets			(5,607,600)
Other		(60,611)
Balance at End of Period		49,050,887	70,570,716
Pharma Cann Assets [Member]
Balance at Beginning of Period	[3]	212,400
Transferred In	[3]		6,870,833
Transferred Out	[3]
Gain (Loss) on the Sale of Assets Held for Sale	[3]		(1,050,833)
Proceeds from Sale	[3]
Ongoing Activity from Discontinued Operations	[3]
Impairment of Assets	[3]		(5,607,600)
Other	[3]	(60,611)
Balance at End of Period	[3]	$ 151,789	$ 212,400

[1]	Long-lived assets classified as held for sale that do not qualify as discontinued operation and classified as held for sale. Significant classes of assets and liabilities are presented in the notes to the consolidated financial in accordance with ASC Subtopic 360-10, "Impairment and Disposal of Long-Lived Assets" ("ASC Subtopic 360-10").
[2]	See "Note 28 - Discontinued Operations" for further information.
[3]	See "Note 10 - Termination of Previously Announced Acquisition" for further information